Note 5 - Deposits (Detail) - Time Deposits by Remaining Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 119,568
2014	66,277
2015	15,767
2016	5,502
2017	3,983
Thereafter	798
Total	$ 211,895	$ 247,764